15. Stock Options and Warrants: Schedule of Warrants Fair Value Assumptions (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum
Fair Value Assumptions, Exercise Price	$ 0.95	$ 0.40
Fair Value Assumptions, Expected Term	2 years	3 years
Fair Value Assumptions, Expected Volatility Rate	214.00%	293.00%
Fair Value Assumptions, Risk Free Interest Rate	0.28%	0.35%
Maximum
Fair Value Assumptions, Exercise Price	$ 1.10	$ 0.90
Fair Value Assumptions, Expected Term	3 years	5 years
Fair Value Assumptions, Expected Volatility Rate	216.00%	298.00%
Fair Value Assumptions, Risk Free Interest Rate	0.68%	0.73%